Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Cash paid for interest, net of capitalized interest, was $297 million, $301 million and $347 million in 2014, 2013 and 2012, respectively. In addition, cash paid for income taxes, net of recoveries, was $5 million in 2014 and $4 million in both 2013 and 2012.